Property, Plant and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total	$ 34,752	$ 32,175
Less: accumulated depreciation	(8,335)	(6,247)
Construction in process	151	22
Net book value	26,568	25,950
Land
Property, Plant and Equipment [Line Items]
Total	363	339
Buildings
Property, Plant and Equipment [Line Items]
Total	26,740	24,978
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total	643	395
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	6,456	5,944
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total	272	245
Motor vehicle
Property, Plant and Equipment [Line Items]
Total	$ 278	$ 274